Securities - Summary of Securities at Fair Value Through Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Fair value through other comprehensive income	R$ 44,062,950	R$ 34,478,668
Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	43,693,837	35,150,599
Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	44,062,950	34,478,668
National Treasury Bills | Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	41,023,844	33,532,740
National Treasury Bills | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	41,343,987	32,931,403
Bonds | Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	0	1,379,129
Bonds | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	0	1,321,258
Foreign sovereign bonds | Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	2,669,993	0
Foreign sovereign bonds | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	2,718,963	0
Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	0	238,730
Corporate bonds | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	R$ 0	R$ 226,007